Balance Sheet Components - Schedule of Capitalized Software Development (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capitalized internal-use software	$ 36,453	$ 32,425
Less: Accumulated amortization	(25,685)	(20,431)
Capitalized internal-use software, net	$ 10,768	$ 11,994